Stockholders’ Deficit (Details) - USD ($)														1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 01, 2023	May 23, 2022	May 23, 2022	Apr. 05, 2022	Apr. 05, 2022	Apr. 05, 2022	Mar. 08, 2022	Mar. 08, 2022	Mar. 08, 2022	Mar. 07, 2022	Mar. 07, 2022	Mar. 07, 2022	Mar. 04, 2021	May 23, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Stockholders’ Deficit (Details) [Line Items]
Preferred stock shares authorized															1,000,000	1,000,000	1,000,000
Preferred stock par value (in Dollars per share)															$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares issued
Preferred stock shares outstanding
Common stock shares authorized															100,000,000	100,000,000	100,000,000
Common stock, per share (in Dollars per share)															$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares issued															3,132,500	3,132,500	2,875,000
Common stock shares outstanding															3,132,500	3,132,500	2,875,000
Shares subject to possible redemption															3,492,647	11,500,000	11,500,000
Warrants outstanding															11,757,500	11,757,500
Exercise price of warrant (in Dollars per share)															$ 11.5	$ 11.5
Share price (in Dollars per share)															$ 10.1	$ 10.1
shares of cancellation	8,007,353
Warrants outstanding (in Dollars)															$ 11,757,500	$ 11,757,500
Founder Shares [Member]
Stockholders’ Deficit (Details) [Line Items]
Share price (in Dollars per share)																$ 0.009
shares of cancellation										575,000
Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Shares subject to possible redemption
Common Class A [Member]
Stockholders’ Deficit (Details) [Line Items]
Exercise price of warrant (in Dollars per share)																$ 11.5
Share of common stock (in Dollars per share)															$ 9.2
Percentage of total equity															60.00%
Warrant [Member]
Stockholders’ Deficit (Details) [Line Items]
Warrants outstanding																11,757,500
Public Warrants [Member]
Stockholders’ Deficit (Details) [Line Items]
Expire term															5 years	5 years
Redemption of Warrants [Member] | Common Class A [Member]
Stockholders’ Deficit (Details) [Line Items]
Share price (in Dollars per share)															$ 18
Share Price Equal or Less Nine point Two Rupees per dollar [Member]
Stockholders’ Deficit (Details) [Line Items]
Exercise price of the warrants															115.00%	115.00%
Share Price Equal or Less Nine point Two Rupees per dollar [Member] | Common Class A [Member]
Stockholders’ Deficit (Details) [Line Items]
Exercise price of warrant (in Dollars per share)																$ 9.2
Share of common stock (in Dollars per share)																$ 9.2
Percentage of total equity																60.00%
Share price (in Dollars per share)															$ 9.2
Share Price Equal or Exceeds Eighteen Rupees per dollar [Member]
Stockholders’ Deficit (Details) [Line Items]
Exercise price of the warrants															180.00%	180.00%
Share Price Equal or Exceeds Eighteen Rupees per dollar [Member] | Common Class A [Member]
Stockholders’ Deficit (Details) [Line Items]
Exercise price of warrant (in Dollars per share)																$ 18
Share of common stock (in Dollars per share)															$ 18
Share Price Equal or Exceeds Eighteen Rupees per dollar [Member] | Redemption of Warrants [Member] | Common Class A [Member]
Stockholders’ Deficit (Details) [Line Items]
Price per warrant (in Dollars per share)															$ 0.01	0.01
Share price (in Dollars per share)																$ 18
Trading days															20 days
Sponsor [Member]
Stockholders’ Deficit (Details) [Line Items]
Number of common shares issued													3,450,000		3,450,000
Purchase price of shares issued (in Dollars)													$ 25,000		$ 25,000
Sponsor [Member] | Founder Shares [Member]
Stockholders’ Deficit (Details) [Line Items]
Founder shares										575,000	575,000	575,000
Founder shares outstanding										2,875,000	2,875,000	2,875,000			1,607,418
Shares of transferred		57,500	57,500	141,624	141,624	141,624	708,738	708,738	708,738					57,500
Common stock shares outstanding										2,875,000	2,875,000	2,875,000
shares of cancellation										2,875,000	575,000	575,000